UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2011



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            June 30, 2011
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       114
Entry Total:
Form 13F Information Table     	 $466,389,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
S&P 500 SPDR                      UNIT SER 1  78462F103       492      3,728   SH       Sole                   3,728
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     8,460    209,519   SH       Sole                 209,519
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     4,575    132,044   SH       Sole                 132,044
                                   EXUS
 iShares MSCI EAFE                 MSCI EAFE   464287465    28,453    473,111   SH       Sole                 473,111
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    27,471    435,625   SH       Sole                 435,625
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       805     16,915   SH       Sole                  16,915
                                   MKT
 iShares MSCI KLD 400 Social Index MSCI        464288570       479      9,789   SH       Sole                   9,789
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   133,449  2,192,002   SH       Sole               2,192,002
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    88,680  1,298,770   SH       Sole               1,298,770
                                   0VAL
 iShares Russell Micro Cap Index   RUSSELL     464287481       318      6,212   SH       Sole                   6,212
 Fund                              MCP IDX
 iShares S&P 500                   S&P 500     464287200    99,660    752,603   SH       Sole                 752,603
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309       621      8,931   SH       Sole                   8,931
 3M Co.                            COM         88579y101       503      5,301   SH       Sole                   5,301
 AON Corp.                         COM         037389103       356      6,939   SH       Sole                   6,939
 AT&T Inc.                         COM         00206R102     1,086     34,571   SH       Sole                  34,571
 Abbott Laboratories               COM         002824100     2,411     45,810   SH       Sole                  45,810
 Allstate Corp                     COM         020002101       362     11,848   SH       Sole                  11,848
 Altria Group                      COM         718154107       298     11,296   SH       Sole                  11,296
 Amazon.Com                        COM         231351065       339      1,660   SH       Sole                   1,660
 American Express Co.              COM         025816109       312      6,040   SH       Sole                   6,040
 Amgen Inc.                        COM         311621007       279      4,778   SH       Sole                   4,778
 Anadarko Pete Corp                COM         032511107       200      2,609   SH       Sole                   2,609
 Apache Corp                       COM         037411105       416      3,368   SH       Sole                   3,368
 Apple Computer, Inc.              COM         378331003     2,208      6,578   SH       Sole                   6,578
 Applied Materials Inc             COM         382221059       378     29,091   SH       Sole                  29,091
 Aptar Group                       COM         383361037     1,063     20,300   SH       Sole                  20,300
 Automatic Data Processing Inc.    COM         530151034       341      6,474   SH       Sole                   6,474
 BankAmerica Corp.                 COM         605051044       405     36,940   SH       Sole                  36,940
 Baxter International Inc.         COM         718131097       703     11,785   SH       Sole                  11,785
 Berkshire Hathaway                CL B NEW    084670702       924     11,943   SH       Sole                  11,943
 Berkshire Hathaway CL A           CL A        084670108     1,509      1,300   SH       Sole                   1,300
 Boeing Co.                        COM         970231056       547      7,404   SH       Sole                   7,404
 Bristol-Myers Squibb Company      COM         110122108       289      9,986   SH       Sole                   9,986
 British Petroleum Amoco           COM         556221042       643     14,519   SH       Sole                  14,519
 C H Robinson                      COM         12541W100     1,472     18,675   SH       Sole                  18,675
 C V S Corp Del                    COM         126650100       218      5,794   SH       Sole                   5,794
 Calpine Corp.                     COM         131347304       166     10,300   SH       Sole                  10,300
 Carnival Corp.                    COM         143658102       472     12,530   SH       Sole                  12,530
 Caterpillar Inc.                  COM         149123101     1,354     12,715   SH       Sole                  12,715
 Charles Schwab                    COM         808513105       222     13,484   SH       Sole                  13,484
 Chesapeake Energy Corp.           COM         165167107       219      7,367   SH       Sole                   7,367
 ChevronTexaco Corp.               COM         166764100     1,210     11,764   SH       Sole                  11,764
 Cisco Systems Inc.                COM         17275R102       365     23,363   SH       Sole                  23,363
 Citigroup Inc.                    COM         172967101       418     10,049   SH       Sole                  10,049
 Coca Cola                         COM         191216100       708     10,517   SH       Sole                  10,517
 Colgate-Palmolive Co              COM         194162103       258      2,949   SH       Sole                   2,949
 ComCast                           COM         20030N101       236      9,312   SH       Sole                   9,312
 Comcast Corp Spl Cl A             COM         20030N200       294     12,130   SH       Sole                  12,130
 Conocophillips                    COM         718507106       504      6,707   SH       Sole                   6,707
 DCT Industrial Trust Inc          COM         233153105       399     76,355   SH       Sole                  76,355
 Diageo                            COM         25243Q205       242      2,953   SH       Sole                   2,953
 EI DuPont de Nemours & Co.        COM         263534109       228      4,218   SH       Sole                   4,218
 EMC Corp. Mass.                   COM         268648102       270      9,796   SH       Sole                   9,796
 Edwards Lifesciences              COM         28176E108       256      2,936   SH       Sole                   2,936
 Exelon Corporation                COM         30161N101       755     17,624   SH       Sole                  17,624
 Exxon Mobil Corporation           COM         30231G102     2,725     33,481   SH       Sole                  33,481
 Fleetcor Technologies Inc.        COM         339041105     1,885     63,585   SH       Sole                  63,585
 Ford Motor Company                COM         345370860       438     31,797   SH       Sole                  31,797
 Franklin Resources Inc.           COM         354613101       362      2,757   SH       Sole                   2,757
 Freeport-McMoran Copper & Gold    COM         35671d857       230      4,356   SH       Sole                   4,356
 Inc.
 General Electric                  COM         369604103       987     52,348   SH       Sole                  52,348
 Glaxosmithkline                   COM         37733W105       492     11,474   SH       Sole                  11,474
 Goldman Sachs Group               COM         38141G104       293      2,200   SH       Sole                   2,200
 Google Inc                        COM         38259p508       612      1,209   SH       Sole                   1,209
 Half Robert Int'l                 COM         770323103       262      9,700   SH       Sole                   9,700
 Halliburton Co                    COM         406216101       215      4,220   SH       Sole                   4,220
 Hewlett Packard Co                COM         428236103       541     14,867   SH       Sole                  14,867
 Home Depot                        COM         437076102       326      8,998   SH       Sole                   8,998
 Honeywell International           COM         438516106       265      4,443   SH       Sole                   4,443
 IBM                               COM         459200101     1,348      7,857   SH       Sole                   7,857
 Illinois Tool Works               COM         452308109       385      6,815   SH       Sole                   6,815
 Intel Corp.                       COM         458140100     1,177     53,112   SH       Sole                  53,112
 J P Morgan Chase & Co.            COM         46625H100     1,406     34,331   SH       Sole                  34,331
 Johnson & Johnson                 COM         478160104     1,091     16,407   SH       Sole                  16,407
 Kraft Foods Inc                   COM         50075n104       211      5,992   SH       Sole                   5,992
 Marshall & Ilsley Corp            COM         571837103       162     20,361   SH       Sole                  20,361
 McDonald's Corporation            COM         580135101    14,354    170,235   SH       Sole                 170,235
 Medtronic Inc.                    COM         585055106       303      7,864   SH       Sole                   7,864
 Merck & Co, Inc.                  COM         589331107       501     14,195   SH       Sole                  14,195
 Microsoft Corp.                   COM         594918104       973     37,421   SH       Sole                  37,421
 Morgan Stanley / Dean Witter      COM         617446448       383     16,660   SH       Sole                  16,660
 National Oilwell Varco            COM         637071101       354      4,524   SH       Sole                   4,524
 Northern Trust                    COM         665859104       345      7,499   SH       Sole                   7,499
 Occidental Petroleum Corp         COM         674599105       512      4,919   SH       Sole                   4,919
 Oracle Corp.                      COM         68389X105       646     19,626   SH       Sole                  19,626
 Penn National Gaming              COM         707569109       286      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       554      7,867   SH       Sole                   7,867
 Pfizer Inc.                       COM         717081103       733     35,573   SH       Sole                  35,573
 Philip Morris International Inc.  COM         718172109       625      9,359   SH       Sole                   9,359
 Praxair Inc                       COM         74005P104       387      3,573   SH       Sole                   3,573
 Procter & Gamble                  COM         742718109       858     13,490   SH       Sole                  13,490
 Qualcomm, Inc.                    COM         747525103       398      7,000   SH       Sole                   7,000
 Range Resources Corp.             COM         75281A109       231      4,154   SH       Sole                   4,154
 Rockwell Medical Technologies     COM         774374102       244     19,000   SH       Sole                  19,000
 Inc.
 SAIC, Inc.                        COM         78390X101       673     40,011   SH       Sole                  40,011
 SPDR Gold Shares                  COM         380755959       303      2,072   SH       Sole                   2,072
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schlumberger Ltd.                 COM         806857108       531      6,144   SH       Sole                   6,144
 Serefex Corp.                     COM         81748P101         ?     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       221      1,901   SH       Sole                   1,901
 Southern Corp.                    COM         842587107       225      5,573   SH       Sole                   5,573
 TE Connectivity LTD               COM         H84989104       203      5,535   SH       Sole                   5,535
 Texas Instruments Inc.            COM         882508104       210      6,409   SH       Sole                   6,409
 Time Warner Inc.                  COM         887317105       272      7,480   SH       Sole                   7,480
 Union Pacific                     COM         907818108       253      2,423   SH       Sole                   2,423
 United Health Care Corp.          COM         91324P102       259      5,030   SH       Sole                   5,030
 United Parcel Service Class B     COM         911312106       301      4,133   SH       Sole                   4,133
 United Technologies Corp.         COM         913017109       440      4,973   SH       Sole                   4,973
 Verizon Communications            COM         92343V104       592     15,914   SH       Sole                  15,914
 Visa, Inc.                        COM         82826C839       487      5,783   SH       Sole                   5,783
 Wal-Mart                          COM         931142103       699     13,145   SH       Sole                  13,145
 Walgreen Company                  COM         931422109       547     12,889   SH       Sole                  12,889
 Walt Disney Co.                   COM         254687106       951     24,355   SH       Sole                  24,355
 Wells Fargo & Co New              COM         949746101     1,820     64,868   SH       Sole                  64,868